UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07074

180 Degree Capital Corp.
(Exact name of registrant as specified in charter)

7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Address of principal executive offices) (Zip code)

Daniel B. Wolfe
President and Chief Financial Officer
180 Degree Capital Corp.
7 N. Willow Street, Suite 4B
Montclair, NJ 07042
(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-746-4500

Date of fiscal year end: December 31

Date of reporting period: July 1, 2019 — June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

EMCORE Corporation

Exchange and Symbol:	NASDAQ:EMKR
CUSIP:	290846203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	March 20, 2020

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Rex. S. Jackson	Management	Withhold	Against
Jeffrey Rittichier	Management	Withhold	Against
Bruce E. Grooms	Management	For	For
Noel Heiks	Management	For	For

2.To ratify the appointment of KMPG LLP as EMCORE's independent registered public accounting firm for the fiscal year ending September 30, 2020.	Management	For	For

3.To approve, on an advisory basis, the executive compensation of EMCORE's Named Executive Officers.	Management	For	For

Iteris, Inc.

Exchange and Symbol:	NASDAQ:ITI
CUSIP:	46564T107
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	September 12, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors	Management	For	For
Joe Bergera	Management	For	For
Kevin C. Daly	Management	For	For
Scott E. Deeter	Management	For	For
Gerald M. Mooney	Management	For	For
Laura L. Siegal	Management	For	For
Thomas L. Thomas	Management	For	For
Mikel H. Williams	Management	For	For

2.Approve, by advisory vote, the compensation of named executive officers	Management	For	For

3.Approve, by advisory vote, the frequency of conducting future advisory votes on the compensation of named executive officers.	Management	1 Year	Management recommended 3 years

4.Approve, by advisory vote, the stockholder proposal on long-term incentive compensation policy.	Stockholder	For	Management abstained

5.Ratify selection of Deloitte & Touche LLP as independent registered public accounting firm for fiscal year ending March 31, 2020.	Management	For	For

Lantronix, Inc.

Exchange and Symbol:	NASDAQ: LTRX
CUSIP:	516548203
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	November 5, 2019

Proposal:	Proposed by:	Vote:	For/Against Management:

1.Election of Directors
Paul Pickle	Management	For	For
Bernhard Bruscha	Management	For	For
Bruce C. Edwards	Management	For	For
Margaret A. Evashenk	Management	For	For
Paul F. Folino	Management	For	For
Martin Hale, Jr.	Management	For	For
Hoshi Printer	Management	For	For

2.To ratify the appointment of Squar Milner LLP as Lantronix's independent registered public accountants for the fiscal year ending June 30, 2020.	Management	For	For

3.Advisory approval of the compensation of Lantronix's named executive officers.	Management	For	For

4.Approval, on an advisory basis, of the frequency of future advisory votes on the compensation of named executive officers.	Management	1 Year	1 Year

Potbelly Corporation

Exchange and Symbol:	NASDAQ: PBPB
CUSIP:	73754Y100
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 24, 2020

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Election of Class II Directors
Adrian Butler	Management	For	For
Joseph Boehm	Management	For	For
Susan Chapman-Hughes	Management	Withhold	Against
Dan Ginsberg	Management	Withhold	Against
Maria Gottschalk	Management	For	For
David Head	Management	For	For
Alan Johnson	Management	For	For
David Near	Management	For	For
Benjamin Rosenzweig	Management	For	For
Todd Smith	Management	For	For

2.To ratify the selection of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 27, 2020.	Management	For	For

3.Approve, as an advisory vote, the 2019 compensation of the named executive officers.	Management	For	For

4.Approve the amendment and restatement of the Potbelly Corporation 2019 Long-Term Incentive Plan.	Management	For	For

Quantum Corporation

Exchange and Symbol:	NASDAQ: QMCO
CUSIP:	747906501
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	November 13, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Election of Class II Directors
John A. Fichthorn	Management	For	For
James J. Lerner	Management	For	For
Raghavendra Rau	Management	For	For
Marc E. Rothman	Management	For	For
Eric B. Singer	Management	For	For

2.To ratify the selection of Armanino LLP as the independent registered public accounting firm for the Company for the fiscal year ending March 31, 2020.	Management	For	For

3.Approve, as an advisory vote, the compensation of the named executive officers.	Management	For	For

4.Approve an amended and restated 2012 Long-Term Incentive Plan.	Management	For	For

5.Approve an amended and restated Employee Stock Purchase Plan.	Management	For	For

Synacor, Inc.

Exchange and Symbol:	NASDAQ: SYNC
CUSIP:	871561106
Shareholder Meeting Type:	Annual Meeting
Shareholder Meeting Date:	June 15, 2020

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Election of Class III Director
Kevin M. Rendino	Management	For	For

2.To ratify the appointment by the Audit Committee of the Board of Directors of Grant Thornton LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2020.
	Management	For	For

3.To approve, on a non-binding, advisory basis, the compensation of our named executive officers.	Management	For	For

TheStreet, Inc.

Exchange and Symbol:	NASDAQ:TST
CUSIP:	88368Q202
Shareholder Meeting Type:	Special Meeting
Shareholder Meeting Date:	August 7, 2019

Proposals:	Proposed by:	Vote:	For/Against Management:

1.Adopt the Agreement and Plan of Merger, dated as of June 11, 2019, as amended by Amendment No. 1, dated July 12, 2019 (as may be amended from time to time, the "Merger Agreement", by and among TheStreet, Inc., Maven, Inc. and TST Acquisition Co., Inc.
	Management	For	For

2.Approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to certain of TheStreet, Inc.'s named executive officers that is based on or otherwise related to the Merger Agreement and the transactions contemplated by the Merger Agreement.
	Management	For	For

3.Approve an adjournment of the sepcial meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to adopt the Merger Agreement at the time of the special meeting.
	Management	For	For

SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	180 Degree Capital Corp.

By:	/s/ Daniel B. Wolfe
Daniel B. Wolfe
President and Chief Financial Officer

Date:	August 10, 2020